Debt - Lines Of Credit (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Line of Credit Facility [Line Items]
Credit line capacity	$ 197,320,000
Line of credit	$ 114,664,000	$ 47,321,000
JP Morgan Chase
Line of Credit Facility [Line Items]
Interest rate on borrowings, period end	3.27%
Credit line capacity	$ 175,000,000
Line of credit	$ 104,152,000	38,809,000
Itau Bank
Line of Credit Facility [Line Items]
Interest rate on borrowings, period end	5.50%
Credit line capacity	$ 1,810,000
Line of credit	$ 446,000	419,000
Bank of Chile
Line of Credit Facility [Line Items]
Interest rate on borrowings, period end	6.60%
Credit line capacity	$ 3,800,000
Line of credit	$ 1,598,000	1,619,000
BICE Bank
Line of Credit Facility [Line Items]
Interest rate on borrowings, period end	5.50%
Credit line capacity	$ 2,500,000
Line of credit	$ 1,819,000	1,538,000
BBVA Bank
Line of Credit Facility [Line Items]
Interest rate on borrowings, period end	5.50%
Credit line capacity	$ 3,250,000
Line of credit	$ 1,665,000	1,063,000
Security Bank
Line of Credit Facility [Line Items]
Interest rate on borrowings, period end	5.50%
Credit line capacity	$ 501,000
Line of credit	$ 501,000	0
Estado Bank
Line of Credit Facility [Line Items]
Interest rate on borrowings, period end	5.50%
Credit line capacity	$ 3,500,000
Line of credit	$ 2,111,000	1,870,000
Santander Bank
Line of Credit Facility [Line Items]
Interest rate on borrowings, period end	5.50%
Credit line capacity	$ 4,500,000
Line of credit	$ 1,988,000	1,196,000
Scotiabank
Line of Credit Facility [Line Items]
Interest rate on borrowings, period end	5.00%
Credit line capacity	$ 1,800,000
Line of credit	$ 384,000	789,000
Corpbanca
Line of Credit Facility [Line Items]
Interest rate on borrowings, period end	5.00%
Credit line capacity	$ 0
Line of credit	$ 0	18,000
Banco Bilbao Vizcaya
Line of Credit Facility [Line Items]
Interest rate on borrowings, period end	2.90%
Credit line capacity	$ 300,000
Line of credit	$ 0	0
Santander Bank
Line of Credit Facility [Line Items]
Interest rate on borrowings, period end	2.67%
Credit line capacity	$ 359,000
Line of credit	$ 0	$ 0